As filed with the Securities and Exchange Commission on December 7, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

USA Mutuals Vice Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

Semi-Annual Report
September 30, 2017

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:  1-866-264-8783
Web:  www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	12

STATEMENT OF OPERATIONS	14

STATEMENTS OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	24

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	38

LETTER TO SHAREHOLDERS

Dear Shareholder:

Financial Conditions during the Semi-Annual Period ended September 30, 2017
During the semi-annual period ended September 30, 2017, the financial conditions facing the Vice Fund domestically were as expected.  The Federal Reserve raised rates to 1.25%, the third 0.25% move in the past 2 years.  The Federal Open Market Committee noted that job gains have remained solid and unemployment has remained low.  Household spending has been expanding and business investment has shown some signs of picking up in recent quarters.  The committee continues to target maximum employment with a 2% inflation rate and expects economic conditions to warrant gradual increases in the Fed funds rate in the future.  The Federal Reserve balance sheet remains at $4.47 trillion, where it has been for the past 3 years.  The balance sheet has continued to shrink as a percentage of GDP, down to 23.1% from a high of 25.7% in 2014.

Market Performance of the Fund
During the six-month period from April 1, 2017 to September 30, 2017, the Vice Fund Investor Class was able to outperform the market with a total return of 8.60% versus 7.71% for the S&P 500 Index.  The Aerospace and Defense names were supported by strong sector performance with a 20% move as optimism for budget expansion drove gains.  The Gaming space continued to perform, returning 22% as it rebounded from multiple years of underperformance.  Alcohol and Beverages was generally flat in the period and Tobacco names faced a headwind with a -4% decline in the space as the FDA released its preliminary evaluation of regulating nicotine as a drug.

The top performing stock in the portfolio for the period was Boeing which posted a total return of 46%.  The company beat expectations and boosted estimates with improved operating performance, better profitability of the 787, and delivery of the first 737 MAX airplane.  Wynn Macau (38% total return), Melco Resorts (31%), Wynn Casinos (31%), and Galaxy Entertainment (30%) delivered decent results and performance reflected a continuation of the more recent trend in gaming after several years of underperformance.  In the period, American Outdoor Brands was the worst performer (-23%) as the company continued to try to recover from excess inventory in the post-Trump election environment.  Imperial Brands (-16%) struggled as the company faced disruption in some emerging regions.  Molson Coors (-14%) faced continuing difficulties as it gained share in its shrinking space of light beers.  During the quarter, the Fund also used equity options to generate additional income.

Economic Outlook
Looking ahead, the Organisation for Economic Co-Operation and Development (“OECD”) is projecting that the developed economies of the world are becoming more synchronized and gaining positive momentum.  Major regions are showing results that support this idea.

•
The Eurozone is expected to see a significant uptick in real GDP this year and the OECD is expecting that to be sustained in 2018.  The European Central Bank maintains an ultra-easy monetary policy and the results are seen in Consumer Price Index (“CPI”) growth this year as well as expectations for next.

•	The Bank of Japan signaled that it would keep a steady policy as we move forward and is projecting stronger growth into 2018. The expectation is that current accommodative policies should be enough to cause some inflation and sustain future growth. The OECD’s projections would indicate that they agree.

•	China’s overall growth rate continues to trend modestly lower as the country moves to more sustainable long term growth levels.

•
In the US, 2017 projections for real GDP growth of 2.2% are followed by 2.4% in 2018 with CPI projected to be sustained in the 2% range.  The Federal Reserve has steadily removed accommodation, increased rates, and appears to be leading the way towards a more normalized monetary policy.

Overall, faster real GDP growth is welcome but the structure of growth does not lead to any conclusions that a medium term sustained expansion is in place.  There are concerns in the global economy.  The capital expenditures that drive future growth remain too low while trade remains under attack and more muted than we would like.  Despite tight labor markets in several regions, there has been limited wage growth and productivity gains have been limited.  Emerging markets that are crucial for global growth must continue to reform policies to promote growth.  While noting these concerns, we have a positive view of the global economy as we look forward into 2018.  Accommodative policies remain in place where needed.  Global GDP has strengthened in 2017 and 2018 is projected to continue the trend with a more broadly based expansion.

DISCLOSURES

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors, Inc. and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolio of Investments in this report.

Mutual fund investing involves risk; principal loss is possible.

The Fund will concentrate its net assets in vice industries, including the alcohol beverages, tobacco, gaming and defense/aerospace industries. The Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks, and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The USA Mutuals Vice Fund is distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses. If you purchase Class A shares of the Fund you will pay an initial maximum sales charge of up to 5.75% when you invest. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within 12 months of purchase. The Investor Class shares and Institutional Class shares of the Fund do not charge a sales load. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/17 – 9/30/17) for the Fund.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes d on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).

EXPENSE EXAMPLE (Unaudited) (Continued)

Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2017 -	Annualized
	April 1, 2017	September 30, 2017	September 30, 2017*	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$1,087.20	$ 6.49	1.24%
Investor Class	1,000.00	1,086.00	7.79	1.49
Class A	1,000.00	1,086.40	7.79	1.49
Class C	1,000.00	1,081.90	11.69	2.24

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2017 -	Annualized
	April 1, 2017	September 30, 2017	September 30, 2017*	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$1,018.85	$ 6.28	1.24%
Investor Class	1,000.00	1,017.60	7.54	1.49
Class A	1,000.00	1,017.60	7.54	1.49
Class C	1,000.00	1,013.84	11.31	2.24

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Vice Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Total Returns as of September 30, 2017*

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Vice Fund
Institutional Class
(without
sales charge)	4/1/14	8.72%	15.06%	9.72%	—	—	7.73%
Investor Class
(without
sales charge)	8/30/02	8.60%	14.75%	9.46%	12.75%	5.93%	10.33%
Class A (with
sales charge)*	12/8/11	2.39%	8.17%	7.32%	11.43%	—	12.97%
Class A (without
sales charge)*	12/8/11	8.64%	14.78%	9.47%	12.76%	—	14.13%
Class C (with
sales charge)*	12/8/11	7.19%	12.91%	8.63%	11.90%	—	13.28%
Class C (without
sales charge)*	12/8/11	8.19%	13.91%	8.63%	11.90%	—	13.28%
S&P 500 Index		7.71%	18.61%	10.81%	14.22%	7.44%	10.94	%(1)
							9.15	%(2)
							15.49	%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).
*
Returns with sales charges reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown in the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

PORTFOLIO OF INVESTMENTS

USA Mutuals Vice Fund

September 30, 2017 (Unaudited)

COMMON STOCKS 97.0%	Shares	Value
Aerospace & Defense 24.8%
American Outdoor Brands Corp.(a)	280,000	$4,270,000
The Boeing Co.	19,600	4,982,516
General Dynamics Corp.	37,000	7,606,460
Honeywell International Inc.	55,000	7,795,700
L3 Technologies, Inc.	10,000	1,884,300
Lockheed Martin Corp.	20,000	6,205,800
Northrop Grumman Corp.	27,500	7,912,300
Raytheon Co.	60,000	11,194,800
Rolls-Royce Holdings PLC(a)(b)	100,410	1,193,451
United Technologies Corp.	35,000	4,062,800
		57,108,127
Alcoholic Beverages 22.1%
AMBEV SA - ADR(b)	98,800	651,092
Anheuser-Busch InBev SA/NV(b)	44,500	5,327,798
The Boston Beer Co., Inc. - Class A(a)	10,000	1,562,000
Brown-Forman Corp. - Class B	120,000	6,516,000
Carlsberg A/S - Class B(b)	28,000	3,064,046
Constellation Brands, Inc. - Class A	52,000	10,371,400
Diageo PLC - ADR(b)	50,000	6,606,500
Hawaii Sea Spirits LLC - Class C(a)(d)(e)(g)	250,000	25,000
Heineken N.V.(b)	90,000	8,897,885
Molson Coors Brewing Co. - Class B	70,000	5,714,800
Pernod Ricard S.A.(b)	15,000	2,075,109
		50,811,630
Casinos, Gambling & Lotteries 27.7%*
Boyd Gaming Corp.(a)	144,300	3,759,015
Churchill Downs Inc.	23,000	4,742,600
Galaxy Entertainment Group Ltd.(b)	1,300,000	9,153,054
Ladbrokes PLC(b)	400,000	654,455
Las Vegas Sands Corp.	161,000	10,329,760
Melco Crown Entertainment Ltd. - ADR(b)	265,900	6,413,508
MGM Resorts International	303,000	9,874,770
Penn National Gaming, Inc.(a)	58,000	1,356,620
Sands China Ltd.(b)	724,800	3,771,714
Wynn Macau, Ltd.(b)	874,600	2,356,794

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund

September 30, 2017 (Unaudited)

COMMON STOCKS 97.0% (Continued)	Shares	Value
Casinos, Gambling & Lotteries 27.7%* (Continued)
Wynn Resorts, Ltd.	75,000	$11,169,000
		63,581,290
Tobacco Manufacturing 22.4%
Altria Group, Inc.	210,300	13,337,226
British American Tobacco PLC - ADR(b)	192,050	11,993,523
Imperial Tobacco Group PLC(b)	266,000	11,349,029
Japan Tobacco Inc.(b)	50,000	1,638,747
Philip Morris International Inc.	102,500	11,378,525
Universal Corp.	28,754	1,647,604
Vector Group Ltd.	13,335	272,967
		51,617,621
Total Common Stocks (Cost $168,087,531)		223,118,668

PREFERRED STOCKS 2.3%
Alcoholic Beverages 2.3%
Hawaii Sea Spirits LLC - Class C(a)(d)(e)(g)	250,000	4,975,000
Zodiac Spirits, LLC - Class A(a)(d)(e)(f)(g)	5,000	375,000
Total Preferred Stocks (Cost $9,975,000)		5,350,000

	Principal
CORPORATE BOND 0.0%	Amount
Tobacco Manufacturing 0.0%
Bio Soil Enhancers, Inc.(d)(e)(g)
Maturity Date 11/24/2020, Coupon Rate 12.00%	$1,500,000	—
Total Corporate Bond (Cost $1,500,000)		—

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund

September 30, 2017 (Unaudited)

WARRANTS 0.0%	Shares	Value
Bio Soil Enhancers, Inc.(a)(d)(e)(g)	150,000	$750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT 0.6%
Investment Company 0.6%
Fidelity Institutional Government Portfolio - Class I, 0.91%(c)	1,289,699	1,289,699
Total Short-Term Investment (Cost $1,289,699)		1,289,699
Total Investments (Cost $180,852,230) 99.9%		229,759,117
Other Assets in Excess of Liabilities 0.1%		230,518
TOTAL NET ASSETS 100.0%		$229,989,635

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2017.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At September 30, 2017, the value of these securities total $5,375,750 which represents 2.34% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer. See Note 3.
(g)	Level 3 Security. See Note 2.
ADR – American Depositary Receipt.
PLC – Public Limited Company.
The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	USA Mutuals Vice Fund
September 30, 2017 (Unaudited)

ASSETS
Investments, at cost
Unaffiliated issuers	$175,852,230
Affiliated issuers (Note 3)	5,000,000
Investments, at value
Unaffiliated issuers	$229,384,117
Affiliated issuers (Note 3)	375,000
Due from brokers	30,000
Foreign currency	81,748
Income receivable	636,322
Receivable for capital shares sold	69,791
Deposits for short sales	20
Other assets	106,423
TOTAL ASSETS	230,683,421
LIABILITIES
Payable for distribution fees	106,122
Payable to affiliates	71,763
Payable to Trustees	5,361
Payable to Advisor	170,281
Payable for capital shares redeemed	308,596
Accrued expenses and other liabilities	31,663
TOTAL LIABILITIES	693,786
NET ASSETS	$229,989,635

Net assets consist of:
Paid-in capital	$178,265,845
Accumulated net investment income	439,085
Accumulated net realized gain	2,378,026
Net unrealized appreciation (depreciation) on:
Investments	48,906,887
Foreign currency	(208)
NET ASSETS	$229,989,635

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Continued)	USA Mutuals Vice Fund
September 30, 2017 (Unaudited)

Institutional Class:
Net assets	$10,202,979
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	328,558
Net asset value, redemption price and offering price per share	$31.05

Investor Class:
Net assets	$187,434,637
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,102,724
Net asset value, redemption price and offering price per share	$30.71

Class A:
Net assets	$15,882,090
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	519,277
Net asset value, redemption price and minimum offering price per share
(may be subject to contingent deferred sales charge)(1)	$30.59
Maximum offering price per share (net asset value
per share divided by 0.9425)(2)	$32.46

Class C:
Net assets	$16,469,929
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	548,771
Net asset value, redemption price and offering price per share
(may be subject to contingent deferred sales charge)(3)	$30.01

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations	USA Mutuals Vice Fund
For the Six Months Ended September 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $37,440)	$2,675,047
Interest income	94,992
TOTAL INVESTMENT INCOME	2,770,039

EXPENSES
Advisory fees (Note 3)	1,115,441
Distribution fees - Investor Class (Note 3)	241,249
Distribution fees - Class A (Note 3)	20,701
Distribution fees - Class C (Note 3)	84,289
Administration, fund accounting and custody fees (Note 3)	134,562
Transfer agent fees and expenses (Note 3)	86,056
Federal and state registration fees	39,345
Chief compliance officer fees and expenses	20,880
Reports to shareholders	20,075
Legal fees	19,655
Trustees’ fees and related expenses	16,460
Audit fees	11,421
Other expenses	22,049
TOTAL EXPENSES BEFORE BROKER EXPENSE	1,832,183
Broker expense	6,175
TOTAL EXPENSES	1,838,358
Less waivers by Advisor (Note 3)	(29,959)
NET EXPENSES	1,808,399
NET INVESTMENT INCOME	961,640

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTION CONTRACTS
Net realized gain (loss) from security transactions:
Investments and foreign currency transactions	4,738,229
Purchased options (Note 2)	(2,991)
Written options (Note 2)	767,574
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	12,275,209
Written options (Note 2)	528,754
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND OPTION CONTRACTS	18,306,775
NET INCREASE IN NET ASSETS FROM OPERATIONS	$19,268,415

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Vice Fund

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
FROM OPERATIONS
Net investment income	$961,640	$2,339,970
Net realized gain (loss) on:
Investments and foreign currency transactions	4,738,229	33,581,389
Purchased options	(2,991)	(600,177)
Written options	767,574	4,591,954
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	12,275,209	(13,676,593)
Purchased options	—	127,314
Written options	528,754	(475,379)
Net increase in net assets from operations	19,268,415	25,888,478

FROM DISTRIBUTIONS
Net investment income:
Institutional Class	(64,048)	(9,230)
Investor Class	(1,159,299)	(2,634,676)
Class A	(102,184)	(235,548)
Class C	(73,175)	(53,392)
Net realized gain:
Institutional Class	—	(219,519)
Investor Class	—	(30,540,826)
Class A	—	(2,749,600)
Class C	—	(2,770,685)
Net decrease in net assets from distributions paid	(1,398,706)	(39,213,476)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	15,009,022	41,158,367
Net asset value of shares issued in reinvestment of
distributions to shareholders	1,300,727	37,013,448
Payments for shares redeemed	(34,536,339)	(57,568,380)
Other transactions(1)	—	4,162
Net increase (decrease) in net assets
from capital share transactions	(18,226,590)	20,607,597
TOTAL INCREASE (DECREASE) IN NET ASSETS	(356,881)	7,282,599

NET ASSETS
Beginning of period	230,346,516	223,063,917
End of period (including accumulated net investment
income of $439,085 and $876,151, respectively)	$229,989,635	$230,346,516

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015(1)
Net Asset Value, Beginning of Period	$28.74		$30.94	$29.30	$29.77
Income (loss) from investment operations:
Net investment income(2)	0.19		0.52	0.47	0.50
Net realized and unrealized
gain (loss) on investments	2.32		2.92	1.57	(0.76	)(3)
Total from investment operations	2.51		3.44	2.04	(0.26)
Less distributions paid:
From net investment income	(0.20)		(0.55)	(0.40)	(0.21)
From net realized gain on investments	—		(5.09)	—	—
Total distribution	(0.20)		(5.64)	(0.40)	(0.21)
Net Asset Value, End of Period	$31.05		$28.74	$30.94	$29.30
Total Return	8.72	%(4)	12.47%	7.07%	(0.89)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$10,203		$3,161	$123	$41
Ratio of expenses to
average net assets:
Before waiver and expense reimbursement	1.27	%(5)	1.27%	1.23%	1.19%
After waiver and expense reimbursement(6)	1.24	%(5)	1.24%	1.23%	1.19%
Ratio of net investment income to
average net assets:
Before waiver and expense reimbursement	1.22	%(5)	1.74%	1.58%	1.68%
After waiver and expense reimbursement(6)	1.25	%(5)	1.77%	1.58%	1.68%
Portfolio turnover rate(7)	13.48	%(4)	56.05%	58.27%	77.77%

(1)	The USA Mutuals Vice Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(4)	Not Annualized.
(5)	Annualized.
(6)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2018, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net Asset Value,
Beginning of Period	$28.45		$30.64	$29.05	$29.40	$24.39	$20.95
Income (loss) from
investment operations:
Net investment income	0.13	(1)	0.33 (1)	0.33 (1)	0.37 (1)	0.41 (1)	0.30 (2)
Net realized and unrealized
gain (loss) on investments	2.31		3.00	1.61	(0.33)	4.91	3.32
Total from investment operations	2.44		3.33	1.94	0.04	5.32	3.62
Less distributions paid:
From net investment income	(0.18)		(0.43)	(0.35)	(0.40)	(0.31)	(0.18)
From net realized gain
on investments	—		(5.09)	—	—	—	—
Total distribution	(0.18)		(5.52)	(0.35)	(0.40)	(0.31)	(0.18)
Paid-in capital from
redemption fees	—		—	0.00 (3)	0.01	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$30.71		$28.45	$30.64	$29.05	$29.40	$24.39
Total Return	8.60	%(4)	12.15%	6.79%	0.13%	22.12%	17.44%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class (Continued)	USA Mutuals Vice Fund

	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$187,435		$194,217	$187,344	$217,848	$248,982	$126,488
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	1.52	%(5)	1.49%	1.48%	1.44%	1.47%	1.64%
After waiver and
expense reimbursement(6)	1.49	%(5)	1.49%	1.48%	1.44%	1.47%	1.64%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.82	%(5)	1.08%	1.13%	1.27%	1.51%	1.60%
After waiver and
expense reimbursement(6)	0.85	%(5)	1.08%	1.13%	1.27%	1.51%	1.60%
Portfolio turnover rate(7)	13.48	%(4)	56.05%	58.27%	77.77%	166.95%	11.90%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Not Annualized.
(5)	Annualized.
(6)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2018, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016 to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net Asset Value,
Beginning of Period	$28.33		$30.52	$28.94	$29.30	$24.33	$20.94
Income (loss) from
investment operations:
Net investment income	0.13	(1)	0.32 (1)	0.32 (1)	0.38 (1)	0.46 (1)	0.24 (2)
Net realized and unrealized
gain (loss) on investments	2.31		3.00	1.62	(0.34)	4.85	3.36
Total from investment operations	2.44		3.32	1.94	0.04	5.31	3.60
Less distributions paid:
From net investment income	(0.18)		(0.42)	(0.36)	(0.40)	(0.34)	(0.21)
From net realized gain
on investments	—		(5.09)	—	—	—	—
Total distribution	(0.18)		(5.51)	(0.36)	(0.40)	(0.34)	(0.21)
Paid-in capital from
redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$30.59		$28.33	$30.52	$28.94	$29.30	$24.33
Total Return(4)	8.64	%(5)	12.17%	6.79%	0.11%	22.10%	17.40%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A (Continued)	USA Mutuals Vice Fund

	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$15,882		$16,254	$18,219	$22,985	$20,626	$3,033
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	1.52	%(6)	1.49%	1.48%	1.44%	1.47%	1.64%
After waiver and
expense reimbursement(7)	1.49	%(6)	1.49%	1.48%	1.44%	1.47%	1.64%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.82	%(6)	1.07%	1.11%	1.30%	1.68%	1.60%
After waiver and
expense reimbursement(7)	0.85	%(6)	1.07%	1.11%	1.30%	1.68%	1.60%
Portfolio turnover rate(8)	13.48	%(5)	56.05%	58.27%	77.77%	166.95%	11.90%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)	Not Annualized.
(6)	Annualized.
(7)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2018, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016 to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015		2014	2013
Net Asset Value,
Beginning of Period	$27.86		$30.00	$28.54	$28.97		$24.16	$20.90
Income (loss) from
investment operations:
Net investment income	0.01	(1)	0.10 (1)	0.11 (1)	0.16	(1)	0.26 (1)	0.17 (2)
Net realized and unrealized
gain (loss) on investments	2.27		2.94	1.58	(0.33	)(3)	4.80	3.26
Total from investment operations	2.28		3.04	1.69	(0.17)		5.06	3.43
Less distributions paid:
From net investment income	(0.13)		(0.09)	(0.23)	(0.26)		(0.25)	(0.17)
From net realized gain
on investments	—		(5.09)	—	—		—	—
Total distribution	(0.13)		(5.18)	(0.23)	(0.26)		(0.25)	(0.17)
Paid-in capital from
redemption fees	—		—	0.00 (4)	0.00	(4)	0.00 (4)	0.00 (4)
Net Asset Value, End of Period	$30.01		$27.86	$30.00	$28.54		$28.97	$24.16
Total Return(5)	8.19	%(6)	11.32%	6.00%	(0.61)%		21.15%	16.56%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C (Continued)	USA Mutuals Vice Fund

	Six Months
	Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$16,470		$16,715	$17,378	$20,092	$15,748	$3,159
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	2.27	%(7)	2.24%	2.23%	2.19%	2.22%	2.39%
After waiver and
expense reimbursement(8)	2.24	%(7)	2.24%	2.23%	2.19%	2.22%	2.39%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.07	%(7)	0.32%	0.38%	0.57%	0.94%	0.85%
After waiver and
expense reimbursement(8)	0.10	%(7)	0.32%	0.38%	0.57%	0.94%	0.85%
Portfolio turnover rate(9)	13.48	%(6)	56.05%	58.27%	77.77%	166.95%	11.90%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not Annualized.
(7)	Annualized.
(8)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2018, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

(1)	Organization

USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The USA Mutuals Vice Fund (“Vice Fund” or “Fund”) represents a distinct portfolio with its own investment objective and policies within the Trust. The Vice Fund is a diversified fund. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Vice Fund is currently authorized to offer Class A, Class C, Institutional Class and Investor Class shares. The four classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase. Investor Class and Institutional Class shares are no-load shares.

The following table presents the class-specific commencement of operations dates for the Vice Fund:

Commencement of Operations

Institutional Class	Investor Class
April 1, 2014	August 30, 2002

Class A	Class C
December 8, 2011	December 8, 2011

The Vice Fund is managed by USA Mutuals Advisors, Inc. (the “Advisor”). The investment objective of the Vice Fund is long-term growth of capital.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Vice Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Vice Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

(a)	Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices. Mutual funds are valued at their respective NAVs.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean in accordance with prices furnished by a pricing service, subject to review by the Vice Fund’s Advisor. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value or if the value of a security held by the Fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), may be valued at their fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non- exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Valuation Committee under the supervision of the Vice Fund’s Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

The Vice Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Vice Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 –	aluations based on significant unobservable inputs (including the Vice Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vice Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of Level 3 investments as of September 30, 2017 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements and other factors provided by the underlying companies. The valuation methodology used for the six months ended September 30, 2017, considered cases sold, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales and financial information. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a corporate bond and warrants issued by Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments. Because of the inherent uncertainty of valuations utilizing the

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund’s investments and options written as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$223,093,668	$—	$25,000	$223,118,668
Preferred Stocks	—	—	5,350,000	5,350,000
Corporate Bond	—	—	—	—
Warrants	—	—	750	750
Short-Term Investment	1,289,699	—	—	1,289,699
Total*	$224,383,367	$—	$5,375,750	$229,759,117

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund. It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Vice Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended September 30, 2017:

Investments in Securities
Six Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2017
Fair Value as of March 31, 2017	$6,125,750
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(750,000)
Purchases	—
Sales	—
Transfer into Level 3*	—
Transfer out of Level 3*	—
Fair Value as of September 30, 2017	$5,375,750
Total change in net unrealized appreciation (depreciation) relating
to Level 3 investments still held at September 30, 2017	$(750,000)

*	Transfers between levels are recognized at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of September 30, 2017:

	Fair Value as of	Valuation	Unobservable
Investments	September 30, 2017	Technique	Inputs
Hawaii Sea Spirits LLC –		Discounted	Projected
Class C – Common	$25,000	Cash Flow	Case Sales

Hawaii Sea Spirits LLC –		Discounted	Projected
Class C – Preferred	$4,975,000	Cash Flow	Case Sales

Zodiac Spirits, LLC –		Discounted	Projected
Class A – Preferred	$375,000	Cash Flow	Case Sales

Bio Soil Enhancers, Inc. –			Projected
Corporate Bond	$—	Cash Flow	Revenue

Bio Soil Enhancers, Inc. –			Projected
Warrants	$750	Black Scholes	Revenue Multiple

(b)	Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Fund’s tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the six months ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. The statute of limitations on the Fund’s tax returns remains open for the years ended March 31, 2014 through March 31, 2017.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

As of March 31, 2017, the components of accumulated earnings on a tax basis for the Vice Fund were as follows:

Cost basis of investments for
federal income tax purposes	$201,705,942
Gross tax unrealized appreciation	$52,133,281
Gross tax unrealized depreciation	(23,411,966)
Net tax unrealized appreciation (depreciation)	28,721,315
Undistributed ordinary income	2,958,208
Undistributed long-term gains	3,027,833
Total distributable earnings	5,986,041
Other accumulated losses	(853,275)
Total accumulated gains (losses)	$33,854,081

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales, straddles, basis adjustments, and other temporary differences.

At March 31, 2017, the Fund did not have any capital loss carryforwards.

(c)	Distributions to Shareholders
The Vice Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex- dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (“equalization”). The tax character of distributions paid by the Fund during the six months ended September 30, 2017 and year ended March 31, 2017 were as follows:

Six Months Ended		Year Ended
September 30, 2017		March 31, 2017
	Long-Term		Long-Term
Ordinary	Capital	Ordinary	Capital
Income	Gains	Income	Gains
$1,398,706	$ —	$8,655,099	$30,558,377

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

(e)	Share Valuation
The NAV per share of the Vice Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(f)	Short Positions
The Vice Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued  consistent  with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. During the six months ended September 30, 2017, the Fund was not invested in short positions.

(g)	Options
The Vice Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

during the exercise period. An option that is purchased or written by the Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non- exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Vice Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Fund’s investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.

The following is a summary of the effect of derivative investments on the Statement of Operations for the six months ended September 30, 2017:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
Vice Fund
Written Options –	$767,574	Net realized gain (loss)
equity contracts		from written options
Purchased Options –		Net realized gain (loss)
equity index contracts	$(2,991)	from purchased options

	Change in
	Unrealized
	Appreciation/
	Depreciation
Derivative Investment Type	on Options	Location
Vice Fund
Written Options –	$528,754	Change in net unrealized
equity contracts		appreciation/depreciation
		on written options

(h)	Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Vice Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Fund that do not relate to a specific Class are

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

allocated to the individual Class based on the Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

(i)	Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Vice Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held. Such gains or losses are included with the net realized and unrealized gain or loss from investments, as appropriate.

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self- sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j)	Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2017 through the date the financial statements were issued. On October 13, 2017, the USA Mutuals Navigator Fund, a new series of the Trust, commenced operations. The USA Mutuals Navigator Fund’s primary investment objective is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500 Index in bull markets, and less or negatively correlated in bear markets. On October 16, 2017, the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund, a new series of the Trust, commenced operations. The USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund’s primary investment objective is to produce positive absolute returns while reducing exposure to general equity market risk.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Vice Fund.

Under the terms of the Agreement, the Advisor is entitled to receive a fee as follows:

Annual Advisory Fee
as a Percentage of the	Management Fees for
Average Daily Net	the Six Months Ended
Assets of the Fund	September 30, 2017
0.95%	$1,115,441

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2018, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the month in which the fee was waived or reimbursed. Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.

The Vice Fund waived expenses of $29,959 during the six months ended September 30, 2017. As of September 30, 2017, there was $41,051 of fees available to be recovered no later than March 31, 2021, of which, $11,092 and $29,959 are recoverable no later than March 31, 2020 and 2021, respectively.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

For the six months ended September 30, 2017, the Vice Fund incurred the following fees for administration, fund accounting, custody fees and transfer agent fees and expenses:

Administration, Fund
Accounting, and	Transfer Agent Fees
Custody Fees for the	and Expenses for the
Six Months Ended	Six Months Ended
September 30, 2017	September 30, 2017
$134,562	$86,056

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Vice Fund which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee up to 0.50% for Class A shares. For the 6-month period covered by this report, the Fund’s Board of Trustees has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares. The expenses covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

For the six months ended September 30, 2017, the amounts accrued in the Vice Fund were as follows:

Distribution Plan Accruals
Investor Class	Class A	Class C
$241,249	$20,701	$84,289

The following issuer was affiliated with the Vice Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the six months ended September 30, 2017. Michael Loukas, President of the Trust, represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

	Share			Share
	Balance			Balance
	At			At
	April 1,			Sept. 30,
Issuer Name	2017	Additions	Reductions	2017
Zodiac Spirits, LLC – Class A	5,000	—	—	5,000

				Cost At	Value At
	Dividend	Realized	Unrealized	Sept. 30,	Sept. 30,
Issuer Name	Income	Gain/Loss	Gain/Loss	2017	2017
Zodiac Spirits, LLC – Class A	$—	$—	$—	$5,000,000	$375,000

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

(4)	Capital Share Transactions
Transactions in shares of the Vice Fund Institutional Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2017		March 31, 2017
	Amount	Shares	Amount	Shares
Beginning shares		109,968		3,962
Shares sold	$7,132,182	238,236	$3,752,586	125,688
Shares issued to holders
in reinvestment
of distributions	55,407	1,834	215,124	8,004
Shares redeemed	(643,774)	(21,480)	(847,743)	(27,686)
Net increase	$6,543,815	218,590	$3,119,967	106,006
Ending shares		328,558		109,968

Transactions in shares of the Vice Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2017		March 31, 2017
	Amount	Shares	Amount	Shares
Beginning shares		6,826,117		6,114,165
Shares sold	$6,654,254	223,652	$33,086,488	1,092,373
Shares issued to holders
in reinvestment
of distributions	1,091,431	36,515	31,638,210	1,179,686
Shares redeemed	(29,385,950)	(983,560)	(46,609,737)	(1,560,107)
Net increase (decrease)	$(21,640,265)	(723,393)	$18,114,961	711,952
Ending shares		6,102,724		6,826,117

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

Transactions in shares of the Vice Fund Class A were as follows:

	Six Months Ended		Year Ended
	September 30, 2017		March 31, 2017
	Amount	Shares	Amount	Shares
Beginning shares		573,643		596,902
Shares sold	$807,773	27,051	$2,580,695	84,738
Shares issued to holders
in reinvestment
of distributions	87,774	2,949	2,613,390	97,861
Shares redeemed	(2,524,629)	(84,366)	(6,150,480)	(205,858)
Other transactions(1)	—	—	3,681	—
Net decrease	$(1,629,082)	(54,366)	$(952,714)	(23,259)
Ending shares		519,277		573,643

Transactions in shares of the Vice Fund Class C were as follows:

	Six Months Ended		Year Ended
	September 30, 2017		March 31, 2017
	Amount	Shares	Amount	Shares
Beginning shares		599,957		579,315
Shares sold	$414,813	14,199	$1,738,598	57,582
Shares issued to holders
in reinvestment
of distributions	66,115	2,260	2,546,724	97,349
Shares redeemed	(1,981,986)	(67,645)	(3,960,420)	(134,289)
Other transactions(1)	—	—	481	—
Net increase (decrease)	$(1,501,058)	(51,186)	$325,383	20,642
Ending shares		548,771		599,957
Total increase (decrease)
for the Fund	$(18,226,590)		$20,607,597

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Vice Fund for the six months ended September 30, 2017 are summarized below:

Purchases	$31,304,136
Sales	42,992,550

There were no purchases or sales of U.S. government securities in the Fund during the six months ended September 30, 2017.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

(6)	Credit Facility
U.S. Bank, N.A. has made available to the Vice Fund an unsecured credit facility pursuant to a Loan and Security Agreement for the Fund which matures, unless renewed, on March 6, 2018. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, covenants, and the right of setoff on the Fund’s assets, in connection with shareholder redemptions. The Vice Fund may borrow up to the lesser of $8,500,000 or certain percentage amounts based on the net assets of the Fund.

The interest rate paid by the Vice Fund on outstanding borrowings is equal to the Prime Rate. As of September 30, 2017, the Prime Rate was 4.00%. During the six months ended September 30, 2017, the Fund did not borrow from the credit facility.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 24, 2017 (the “Meeting”) to consider the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the USA Mutuals Vice Fund (the “Fund”), a series of the Trust, and USA Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”). In advance of the Meeting, the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees. The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Fund, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information). The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer. Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Agreement through July 31, 2018.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff. The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of Mr. Gerald Sullivan as the Fund’s portfolio manager and other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Trustees considered information provided by the Advisor in response to the Board’s 15(c) request, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of the Fund’s assets. The Trustees noted that during the course of the prior year they had met with the representatives of the Advisor in person to discuss the Fund’s performance and outlook, along with the marketing and compliance efforts made by the Advisor throughout the year. The Trustees discussed in detail the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program. The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, and in comparison to a peer group constructed by data from Morningstar Direct (the “Morningstar Peer Group”). The Trustees noted that the Fund’s Investor Class performance for the year-to-date and ten-year periods ended March 31, 2017 was above the median for the Morningstar Peer Group of U.S. open-end large blend funds and below the median for the one-, three- and five-year periods. The Trustees further noted that the performance was within the first quartile for the year-to-date period, in the fourth quartile for the one-and three-year periods, in the third quartile for the five-year period and in the second quartile for the ten-year period for the Morningstar Peer Group. The Trustees also reviewed the Fund’s performance for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2017, and noted that the Fund’s Investor Class shares had underperformed the S&P 500 Index for the one-, three-, five- and ten-year periods but outperformed the S&P 500 Index for the year-to-date and since inception periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections. The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group. The Trustees also considered the fee waivers and expense reimbursements provided by the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and profitability analysis provided by the Advisor. The Trustees examined the level of profits realized by the Advisor from the fees payable under the Agreement, as well as the Fund’s brokerage arrangements, noting that the Advisor uses soft dollars to pay for limited research. These considerations were based on materials requested by the Board specifically for the Meeting, as well as the presentations made by the Advisor over the course of the year. The Trustees noted that the Fund’s contractual management fee of 0.95% fell within the fourth quartile and was above the Morningstar U.S. open-end large blend funds peer group average of 0.64%, which fell into the second quartile. The Trustees observed that the Fund’s Investor Class net expense ratio of 1.24%, minus Rule 12b-1 fees, fell at the top of the fourth quartile among the Morningstar U.S. open-end large blend funds peer group, compared to the average of 0.86%, minus Rule 12b-1 fees, which fell within the third quartile.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed but that fees and expenses should continue to be assessed. The Trustees noted that in comparison to the Morningstar U.S. open-end large blend funds peer group, the Fund may be considered a specialty fund versus large blend. The Trustees further concluded that the Advisor’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund. The Trustees examined the brokerage and commissions of the Advisor with respect to the Fund. The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in general could benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Vice Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY (UNAUDITED)

The Fund collects non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

USA Mutuals

USA Mutuals Vice Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)      /s/Michael Loukas
Michael Loukas, President

Date    December 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Michael Loukas
Michael Loukas, President

Date    December 6, 2017

By (Signature and Title)      /s/Jordan Waldrep
Jordan Waldrep, Treasurer

Date    December 6, 2017